SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 54.8%
	Automobiles & Components — 1.3%
	Automobiles — 1.3%
	Ferrari N.V.	1,855	$ 425,760
[a]	NIO, Inc. ADR	5,334	259,979
			685,739
	Banks — 2.4%
	Banks — 2.4%
[a,b]	HDFC Bank Ltd. ADR	7,145	516,298
[b]	JPMorgan Chase & Co.	5,727	727,730
			1,244,028
	Capital Goods — 2.9%
	Aerospace & Defense — 2.0%
[b]	L3Harris Technologies, Inc.	3,186	602,217
[a]	Safran S.A.	3,095	438,408
	Construction & Engineering — 0.9%
	Vinci S.A.	4,678	464,963
			1,505,588
	Consumer Durables & Apparel — 1.8%
	Household Durables — 1.8%
[a]	Barratt Developments plc	57,399	525,904
	Sony Corp.	3,879	386,379
			912,283
	Consumer Services — 2.3%
	Hotels, Restaurants & Leisure — 2.3%
	Galaxy Entertainment Group Ltd.	44,000	341,956
[b]	Starbucks Corp.	5,429	580,795
	Wyndham Hotels & Resorts, Inc.	4,387	260,763
			1,183,514
	Diversified Financials — 3.6%
	Capital Markets — 1.3%
[b]	CME Group, Inc.	1,935	352,266
	East Money Information Co. Ltd. Class A	62,200	294,841
	Consumer Finance — 2.3%
[b]	Capital One Financial Corp.	12,189	1,204,883
			1,851,990
	Energy — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
	Reliance Industries Ltd.	26,084	707,473
	TOTAL SE	16,852	726,730
			1,434,203
	Food, Beverage & Tobacco — 0.5%
	Food Products — 0.5%
[a]	Freshpet, Inc.	1,833	260,268
			260,268
	Health Care Equipment & Services — 1.9%
	Health Care Equipment & Supplies — 1.9%
	Cooper Companies, Inc.	1,958	711,381
[a]	Nevro Corp.	1,520	263,112
			974,493
	Household & Personal Products — 1.9%
	Personal Products — 1.9%
	Estee Lauder Cos, Inc. Class A	2,660	708,065
[a]	Yatsen Holding Ltd. ADR	14,990	254,830
			962,895

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Insurance — 2.1%
	Insurance — 2.1%
	AIA Group Ltd.	34,000	$ 416,643
	NN Group N.V.	15,150	657,589
			1,074,232
	Materials — 0.7%
	Chemicals — 0.7%
	PPG Industries, Inc.	2,508	361,704
			361,704
	Media & Entertainment — 6.6%
	Entertainment — 4.4%
	Activision Blizzard, Inc.	4,253	394,891
	Nintendo Co. Ltd.	677	431,620
[a,b]	Sea Ltd. ADR	2,675	532,459
[a,b]	Walt Disney Co.	5,229	947,390
	Interactive Media & Services — 2.2%
[a]	Cargurus, Inc.	15,451	490,260
	Tencent Holdings Ltd.	4,100	298,280
	Z Holdings Corp.	55,600	336,222
			3,431,122
	Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
	Biotechnology — 0.8%
	CSL Ltd.	2,038	444,931
	Pharmaceuticals — 0.9%
	Roche Holding AG	1,290	450,254
			895,185
	Retailing — 6.3%
	Internet & Direct Marketing Retail — 4.2%
[a,b]	Alibaba Group Holding Ltd. Sponsored ADR	1,668	388,194
[a,b]	Amazon.com, Inc.	203	661,157
[a]	Meituan Class B	10,700	406,609
[a]	MercadoLibre, Inc.	427	715,319
	Multiline Retail — 0.9%
	B&M European Value Retail S.A.	69,235	488,733
	Specialty Retail — 1.2%
	TJX Companies, Inc.	8,828	602,864
			3,262,876
	Semiconductors & Semiconductor Equipment — 2.2%
	Semiconductors & Semiconductor Equipment — 2.2%
	ASML Holding N.V.	776	376,877
[a]	Qorvo, Inc.	3,080	512,112
[b]	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	2,130	232,255
			1,121,244
	Software & Services — 8.8%
	Information Technology Services — 5.8%
[a]	21Vianet Group, Inc. ADR	17,393	603,363
[a,c]	Adyen N.V.	162	377,014
	Mastercard, Inc. Class A	3,246	1,158,627
[b]	Visa, Inc. Class A	4,022	879,732
	Software — 3.0%
[b]	Microsoft Corp.	2,371	527,358
[a]	Plaid, Inc.	8,000	287,831
[a,b]	ServiceNow, Inc.	735	404,566
[a]	Varonis Systems, Inc.	2,034	332,783
			4,571,274
	Technology Hardware & Equipment — 1.5%
	Electronic Equipment, Instruments & Components — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Keyence Corp.	646	$ 362,868
	Technology Hardware, Storage & Peripherals — 0.8%
	Apple, Inc.	2,956	392,232
			755,100
	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
[a]	Converge ICT Solutions, Inc.	1,151,061	357,133
	Deutsche Telekom AG	27,159	496,189
			853,322
	Transportation — 0.8%
	Airlines — 0.8%
[a]	Azul S.A. ADR	19,229	438,806
			438,806
	Utilities — 1.0%
	Electric Utilities — 1.0%
[b]	NextEra Energy, Inc.	6,928	534,495
			534,495
	Total Common Stock (Cost $21,143,878)		28,314,361
	Asset Backed Securities — 4.8%
	Auto Receivables — 0.3%
[c]	American Credit Acceptance Receivables Trust, Series 2019-2 Class B, 3.05% due 5/12/2023	$ 153,730	154,212
[c]	Flagship Credit Auto Trust, Series 2018-3 Class A, 3.07% due 2/15/2023	9,206	9,234
			163,446
	Other Asset Backed — 3.8%
	Aqua Finance Trust,
[c]	Series 2019-A Class A, 3.14% due 7/16/2040	62,437	64,013
[c]	Series 2019-A, 3.47% due 7/16/2040	200,000	208,279
[c]	Avant Loans Funding Trust, Series 2019-B Class B, 3.15% due 10/15/2026	150,000	152,055
	Conn’s Receivables Funding, LLC,
[c]	Series 2019-A Class A, 3.40% due 10/16/2023	173,155	174,289
[c]	Series 2020-A Class A, 1.71% due 6/16/2025	127,749	127,888
[c]	Consumer Lending Receivables Trust, Series 2019-A Class A, 3.52% due 4/15/2026	10,125	10,168
[c]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70% due 1/21/2031	36,944	38,574
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	196,172	173,894
[c]	Foundation Finance Trust, Series 2019-1A Class A, 3.86% due 11/15/2034	103,296	107,017
[c]	Freed ABS Trust, Series 2019-1 Class B, 3.87% due 6/18/2026	205,266	207,485
[c]	MelTel Land Funding, LLC, Series 2019-1A Class A, 3.768% due 4/15/2049	99,103	103,103
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class DT1, 3.011% due 8/15/2053	250,000	251,750
[c,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	30,000	32,249
[c]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	42,087	43,556
[c]	SoFi Consumer Loan Program Trust, Series 2018-3 Class C, 4.67% due 8/25/2027	125,000	129,064
[c]	SoFi Consumer Loan Program, LLC, Series 2017-6 Class A2, 2.82% due 11/25/2026	119,295	119,780
[c]	Upstart Securitization Trust, Series 2019-1 Class B, 4.19% due 4/20/2026	41,028	41,197
			1,984,361
	Student Loan — 0.7%
	SMB Private Education Loan Trust,
[c]	Series 2015-C Class A2A, 2.75% due 7/15/2027	77,308	78,354
[c]	Series 2020-BA Class A1A, 1.29% due 7/15/2053	273,546	273,687
			352,041
	Total Asset Backed Securities (Cost $2,412,388)		2,499,848
	Corporate Bonds — 2.4%
	Commercial & Professional Services — 0.0%
	Commercial Services & Supplies — 0.0%
[c]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00% due 4/15/2022	23,000	23,058
			23,058

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Financials — 0.3%
	Capital Markets — 0.3%
	Ares Capital Corp., 3.25% due 7/15/2025	$ 120,000	$ 127,015
[c]	Owl Rock Technology Finance Corp., 4.75% due 12/15/2025	11,000	11,505
			138,520
	Food, Beverage & Tobacco — 0.6%
	Tobacco — 0.6%
[c]	Vector Group Ltd., 10.50% due 11/1/2026	280,000	302,448
			302,448
	Real Estate — 0.6%
	Equity Real Estate Investment Trusts — 0.6%
	CoreCivic, Inc., 4.75% due 10/15/2027	80,000	71,246
	GEO Group, Inc., 6.00% due 4/15/2026	250,000	198,785
	Service Properties Trust, 4.95% due 2/15/2027	40,000	40,376
			310,407
	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
	Sprint Communications, Inc., 9.25% due 4/15/2022	310,000	342,246
			342,246
	Transportation — 0.3%
	Airlines — 0.3%
	American Airlines Pass Through Trust, Series 2019-1 Class B, 3.85% due 2/15/2028	173,887	146,006
			146,006
	Total Corporate Bonds (Cost $1,193,605)		1,262,685
	Convertible Bonds — 0.4%
	Diversified Financials — 0.4%
	Consumer Finance — 0.4%
	EZCORP, Inc., 2.375% due 5/1/2025	230,000	186,259
			186,259
	Total Convertible Bonds (Cost $180,622)		186,259
	U.S. Treasury Securities — 14.3%
	United States Treasury Notes,
	0.125%, 5/31/2022	1,200,000	1,200,141
	0.625%, 5/15/2030 - 8/15/2030	2,850,000	2,782,773
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2030 - 7/15/2030	1,317,425	1,472,581
	0.25%, 2/15/2050	506,395	603,007
	0.50%, 1/15/2028	654,485	741,592
	3.625%, 4/15/2028	428,233	588,877
	Total U.S. Treasury Securities (Cost $7,209,607)		7,388,971
	Mortgage Backed — 9.6%
[c,e]	Angel Oak Mortgage Trust I, LLC, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 3.628% due 3/25/2049	77,533	78,898
[c,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	106,849	109,885
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	88,896	96,576
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RC1535, 2.00% due 8/1/2035	669,272	701,816
	Pool SB0308, 2.50% due 1/1/2035	344,277	368,249
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	167,440	169,034
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BP8943, 2.00% due 7/1/2035	249,990	261,543
	Pool BP9550, 2.50% due 7/1/2035	249,842	263,589
	Pool CA7128, 2.00% due 9/1/2030	641,109	674,668
	Pool FM3758, 2.50% due 8/1/2031	221,945	232,518
	Pool MA4012, 2.00% due 5/1/2035	167,803	175,558
	Pool MA4045, 2.00% due 6/1/2040	183,677	191,192

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool MA4095, 2.00% due 8/1/2035	$ 591,440	$ 618,775
[c,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.12% due 12/25/2049	122,378	125,685
[c,e]	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-6 Class A5, 3.50% due 12/25/2048	12,663	12,706
[c,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	134,246	143,907
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,e]	Series 2017-4 Class A1, 3.60% due 4/25/2049	63,451	63,758
[c,e]	Series 2019-NQM2 Class B2, 5.685% due 4/25/2049	150,000	120,745
[c,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.801% due 7/25/2048	173,565	180,433
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[c,e]	Series 2017-1A Class B2, 5.885% due 1/25/2047	235,000	235,000
[c,e]	Series 2019-1 Class B1, 5.311% due 2/25/2059	125,000	125,493
	Total Mortgage Backed (Cost $4,782,958)		4,950,028
	Loan Participations — 0.1%
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
[f]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	76,000	74,860
			74,860
	Total Loan Participations (Cost $72,783)		74,860
	Exchange-Traded Funds — 3.0%
[a]	Invesco DB Agriculture Fund	11,207	180,881
[a]	Invesco DB Base Metals Fund	40,003	690,452
[a,b]	SPDR Gold Shares Fund	3,676	655,651
	Total Exchange-Traded Funds (Cost $1,312,598)		1,526,984
	Total Long-Term Investments — 89.4% (Cost $38,308,439)		46,203,996
	Short-Term Investments — 12.2%
	Egypt Treasury Bills (EGP)	3,500,000	202,364
[g]	Thornburg Capital Management Fund	608,690	6,086,907
	Total Short-Term Investments (Cost $6,289,863)		6,289,271
	Total Investments — 101.6% (Cost $44,598,302)		$52,493,267
	Liabilities Net of Other Assets — (1.6)%		(831,604)
	Common Stock Sold Short — (1.7)%
	Diversified Financials — (0.6)%
	Capital Markets — (0.6)%
[a]	Focus Financial Partners, Inc., Class A	(7,411)	(322,379)
			(322,379)
	Media & Entertainment — (0.4)%
	Media — (0.4)%
[a]	Discovery, Inc., Class A	(6,531)	(196,518)
			(196,518)
	Software & Services — (0.7)%
	Information Technology Services — (0.7)%
	Western Union Co.	(16,775)	(368,043)
			(368,043)
	Total Common Stock Sold Short (Proceeds $803,583)		(886,940)
	Net Assets — 100.0%		$51,661,663

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2020 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2020
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	MSC	Buy	972,697	1/27/2021	1,188,939	$ 34,806	$ —
Japanese Yen	MSC	Buy	121,100,000	1/28/2021	1,173,159	17,847	—

Total						$52,653	—

Net unrealized appreciation (depreciation)						$52,653

*	Counterparty includes Morgan Stanely & Co. Inc. ("MSC").

Footnote Legend
a	Non-income producing.
b	All or a portion of the security is pledged as collateral for securities sold short. At December 31, 2020, the value of securities pledged was $1,066,097.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $4,410,383, representing 8.54% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
f	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2020.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
EGP	Denominated in Egyptian Pound
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2020 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$5,456,497	$9,690,126	$(9,059,716)	$-	$-	$6,086,907	$1,329